Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 32,820	[1]	$ 28,906
Additions	315
Share of profits (losses) of associates and joint ventures accounted for using the equity method	14,967		8,916		$ 6,788
Dividends Declared	(1,001)
Foreign Currency Translation	(146)		(81)
Other Comprehensive Income					16
Other Increase (Decrease)	(487)		(5,291)
Investments accounted for using Equity Method, before negative equity provision Ending balance	46,468		32,450
Negative Equity Provision			370
Investments accounted for using Equity Method, Ending balance	$ 46,468		$ 32,820	[1]	$ 28,906
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	33.33%		33.33%		33.33%
Investments accounted for using Equity Method, Beginning balance	$ 32,183		$ 22,424
Share of profits (losses) of associates and joint ventures accounted for using the equity method	14,197		9,724
Dividends Declared	(1,001)
Foreign Currency Translation			35
Other Increase (Decrease)	64
Investments accounted for using Equity Method, before negative equity provision Ending balance	45,443		32,183
Investments accounted for using Equity Method, Ending balance	$ 45,443		$ 32,183		$ 22,424
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	0.0793%		0.0793%
Investments accounted for using Equity Method, Beginning balance	$ 523		$ 323
Share of profits (losses) of associates and joint ventures accounted for using the equity method	16		(43)
Foreign Currency Translation	(153)		(85)
Other Increase (Decrease)	128		328
Investments accounted for using Equity Method, before negative equity provision Ending balance	514		523
Investments accounted for using Equity Method, Ending balance	$ 514		$ 523		323
Energas Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	25.00%		25.00%
Investments accounted for using Equity Method, Beginning balance	$ 114		$ 67
Share of profits (losses) of associates and joint ventures accounted for using the equity method	(91)		58
Foreign Currency Translation	7		(11)
Investments accounted for using Equity Method, before negative equity provision Ending balance	30		114
Investments accounted for using Equity Method, Ending balance	$ 30		$ 114		$ 67
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest			49.00%		49.00%
Investments accounted for using Equity Method, Beginning balance			$ 6,092
Share of profits (losses) of associates and joint ventures accounted for using the equity method			(473)
Other Increase (Decrease)			$ (5,619)
Investments accounted for using Equity Method, Ending balance					$ 6,092
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	50.00%		50.00%		50.00%
Additions	$ 315
Share of profits (losses) of associates and joint ventures accounted for using the equity method	845		$ (350)
Foreign Currency Translation			(20)
Other Increase (Decrease)	(679)
Investments accounted for using Equity Method, before negative equity provision Ending balance	481		(370)
Negative Equity Provision			$ 370
Investments accounted for using Equity Method, Ending balance	$ 481

[1]	See Note 3.